Apr. 27, 2021
Janus Investment Fund
Janus Henderson Adaptive Global Allocation Fund
Supplement dated April 28, 2021
to Currently Effective Prospectuses
Effective immediately, the disclosure in
Janus Henderson Adaptive Global Allocation Fund’s
(the “Fund”) prospectuses has been updated to reflect that the Fund may use derivatives to enhance returns. Currently, the Fund’s use of derivatives is limited to hedging portfolio risk arising from the Fund’s investments.
Accordingly, immediately, the Fund’s prospectuses are amended as follows:

1.	Under “ Principal Investment Strategies ” in the Fund Summary section of the Fund’s prospectuses, the following replaces the fifth paragraph in its entirety:
The Fund may use derivatives to hedge portfolio risks and to enhance returns. With regard to using derivatives for hedging purposes, the Fund may use foreign exchange contracts or other similar instruments to reduce the impact of foreign exchange rate changes on the Fund’s value. In addition, the Fund may use derivatives instruments, such as futures or options, to hedge or limit the market exposure when the exchanges or markets in which the securities principally trade are closed or not available, or liquidity is scarce. The Fund may also enter into short sales for hedging purposes.
With regard to using derivatives to enhance returns, the Fund may invest in put options, call options, or futures to gain indirect exposure to an underlying investment when such indirect exposure offers greater liquidity, or lower cost or risk, as compared to directly purchasing such underlying investment. Under normal circumstances, the Fund’s gross notional exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) to derivatives used to enhance returns is not expected to exceed 30% of the Fund’s net assets.

2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following replaces the Derivatives Risk factor in its entirety:
Derivatives Risk.
 The Fund may use derivatives for hedging purposes and to enhance returns. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. Investments in futures and options are subject to the risk of loss caused by unanticipated market movements. In addition, there may be at times an imperfect correlation between the movement in the prices of a futures or options contract and the value of an underlying instrument. To the extent the Fund uses derivatives for hedging purposes, the Fund may incur additional costs, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio manager or if the cost of the derivative outweighs the benefit of the hedge.
Janus Investment Fund
Janus Henderson Multi-Sector Income Fund
Supplement dated April 28, 2021
to Currently Effective Prospectuses
Effective immediately, the disclosure in
Janus Henderson Multi-Sector Income Fund’s
(the “Fund”) prospectuses has been updated to reflect that the Fund’s exposure to below investment grade securities may temporarily exceed the stated 65% limit on such investments under certain circumstances.

1.	Under “ Principal Investment Strategies ” in the Fund Summary section of the Fund’s prospectuses, the following replaces the first paragraph in its entirety:
The Fund pursues its investment objective by primarily investing, under normal circumstances, in a multi-sector portfolio of U.S. and
non-U.S.
debt securities of varying maturities that the portfolio managers believe have high income potential relative to other fixed-income instruments available at a given point in time. The portfolio managers may also consider the capital appreciation potential of certain investments. The Fund’s investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk bonds (also known as “junk” bonds); (iii) commercial loans; (iv) agency and non-agency
commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) convertible securities and preferred stock; and (vii) emerging market debt. The portfolio managers believe that by investing in multiple sectors that potentially have low correlation to each other, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.
The Fund’s investments in below investment grade securities are limited to 65% of its net assets, but under unusual circumstances, such as when new issue allocations are higher than expected, this limit may be exceeded on a temporary basis.

2.
Under
“Additional Investment Strategies and General Portfolio Policies – High-Yield/High-Risk Bonds”
in the
“Additional Information about the Funds”
section of the Fund’s Prospectuses, the following replaces the third sentence its entirety:

Janus Henderson Multi-Sector Income Fund’s investments in below investment grade securities are limited to 65% of its net assets, but under unusual circumstances, such as when new issue allocations are higher than expected, this limit may be exceeded on a temporary basis.